SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of Estimates in Preparation of Financial Statements
Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Principles of Consolidation
Principles of Consolidation

The Company's consolidated financial statements include the financial statements of Tower and its wholly-owned subsidiaries. The Company's consolidated financial statements are presented after elimination of inter-company transactions and balances.

Cash and Cash - Equivalents
Cash and Cash - Equivalents

Cash and cash equivalents consist of banks deposits and short-term investments (primarily time deposits and certificates of deposit) with original maturities of three months or less.

Allowance for Doubtful Accounts
Allowance for Doubtful Accounts

The allowance for doubtful accounts is computed mainly on the specific identification basis for accounts whose collectability, in the Company's estimation, is uncertain.

Inventories
Inventories

Inventories are stated at the lower of cost or market. Cost is determined for raw materials and supplies mainly on the basis of the weighted average moving price per unit.
Cost is determined for work in process and finished goods on the basis of actual production costs.

Property and Equipment
Property and Equipment
(1)
Property and equipment are presented at cost, including capitalizable costs. Capitalizable costs include only costs that are identifiable with, and related to, the property and equipment and are incurred prior to their initial operation. Identifiable incremental, direct costs include costs associated with constructing, establishing and installing property and equipment, and costs directly related to pre-production test runs of property and equipment that are necessary to get it ready for its intended use. Maintenance and repairs are charged to expense as incurred.

Cost is presented net of investment grants received, and less accumulated depreciation and amortization.

Depreciation is calculated based on the straight-line method over the estimated economic lives commonly used in the industry of the assets or terms of the related leases, as follows:

Buildings and building improvements (including facility infrastructure)	10-25 years
Machinery and equipment, software and hardware	3-7 years
(2)	Impairment examinations and recognition are performed and determined based on the accounting policy outlined in R below.

Intangible Assets
Intangible Assets

Intangible assets include the valuation amount attributed to the intangible assets as part of the purchase price allocation made at the time of acquisition of Jazz and TJP. In addition, these assets include the cost of acquiring the Fab 2 technologies and incremental direct costs associated with implementing them until they are ready for their intended use.
These costs associated with the Fab 2 technologies were amortized over the expected estimated economic life of the technologies commonly used in the industry commencing on the date on which each technology was ready for its intended use.

The amounts attributed to intangible assets as part of the purchase price allocations for the acquisitions of Jazz and TJP are amortized over the expected estimated economic life of the intangible assets commonly used in the industry.
Impairment examinations and recognition are performed and determined based on the accounting policy outlined in R below.

Other Assets
Other Assets
Prepaid Long-Term Land Lease Prepaid lease payments to the Israel Land Administration ("ILA") as detailed in Note 16C are amortized over the lease period.
Convertible Debentures
Convertible Debentures
Under ASC 470-20 "Debt with Conversion and Other Options", the proceeds from the sale of debt securities with a conversion feature and other options are allocated to each of the securities issued based on their relative fair value.
ASC Topic 815 "Derivatives and Hedging" generally provides criteria that, if met, require companies to bifurcate conversion options from their host instruments and account for them as freestanding derivative financial instruments. These three criteria are: (i) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (ii) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings, and (iii) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument subject to the requirements of Topic 815. In determining whether the embedded derivative should be bifurcated, the Company considers all other scope exceptions provided by that topic. One scope exception particularly relevant to convertibles is whether the embedded conversion feature is both indexed to and classified in the Company's equity.

Stock-Based Instruments in Financing Transactions
Stock-Based Instruments in Financing Transactions

The Company calculates the fair value of stock-based instruments included in the units issued in its financing transactions. That fair value is recognized in equity, if determined to be eligible for equity classification. The fair value of such stock-based instruments, when included in issuance of debt that is not itself accounted at fair value is considered a discount on the debt and results in an adjustment to the yield of the debt.

See Note 13E for the determination of the Beneficial Conversion Feature in the Company's Series F debentures, according to ASC 470-20.

Income Taxes
Income Taxes

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This topic prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities. Deferred taxes are computed based on the tax rates anticipated (under applicable law as of the balance sheet date) to be in effect when the deferred taxes are expected to be paid or realized.

We evaluate how realizable our deferred tax assets are for each jurisdiction in which we operate at each reporting date, and establish valuation allowances when it is more likely than not that all or a portion of our deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income of the same character and in the same jurisdiction. We consider all available positive and negative evidence in making this assessment, including, but not limited to, the scheduled reversal of deferred tax liabilities and projected future taxable income. In circumstances where there is sufficient negative evidence indicating that our deferred tax assets are not more-likely-than-not realizable, we establish a valuation allowance.

We use a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate tax positions taken or expected to be taken in a tax return by assessing whether they are more-likely-than-not sustainable, based solely on their technical merits, upon examination and including resolution of any related appeals or litigation process. The second step is to measure the associated tax benefit of each position as the largest amount that we believe is more-likely-than-not realizable. Differences between the amount of tax benefits taken or expected to be taken in our income tax returns and the amount of tax benefits recognized in our financial statements, represent our unrecognized income tax benefits, which are recorded as a liability. Our policy is to include interest and penalties related to unrecognized income tax benefits as a component of income tax expense.

Revenue Recognition
Revenue Recognition

The Company's net revenues are generated principally from sales of semiconductor wafers. The Company also derives revenues from engineering and design support and other technical and support services. The majority of the Company's sales are achieved through the efforts of its direct sales force.
In accordance with ASC Topic 605 "Revenue Recognition", the Company recognizes revenues from sale of products when the following fundamental criteria are met: (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred or services have been rendered, (iii) the price to the customer is fixed or determinable; and (iv) collection of the resulting receivable is reasonably assured. These criteria are usually met at the time of product shipment. Revenues are recognized when the acceptance criteria are satisfied, based on performing electronic, functional and quality tests on the products prior to shipment. Such Company testing reliably demonstrates that the products meet all of the specified criteria prior to formal customer acceptance.
The Company provides for sales returns and allowances relating to specified yield or quality commitments as a reduction of revenues at the time of shipment based on historical experience and specific identification of events necessitating an allowance.

Revenues for engineering, design and other support services are recognized ratably over the contract term or as services are performed.
Advances received from customers towards future engineering services and/or product purchases are deferred until services are rendered or products are shipped to the customer.

Revenue relating to turn-key agreement, including as detailed in Note 16D(2), are recognized based on ASC 605-35 (formerly SOP 81-1 "Accounting for Performance of Construction Type and Certain Production Type Contracts") using the percentage of completion method. Measurement of the percentage toward completion is determined based on the ratio of actual labor hours completed to total labor hours estimated to be completed over the duration of the contract. Such measurement involves management's estimates and judgment and are based on a detailed project plan, the Company's substantial experience in building a fab, transferring and implementing new technologies and engaging sub-contractors and experts.

Research and Development
Research and Development
Research and development costs are charged to operations as incurred. Amounts received or receivable from the government of Israel and others, as participation in research and development programs, are offset against research and development costs. The accrual for grants receivable is determined based on the terms of the programs, provided that the criteria for entitlement have been met.

Earnings (Loss) Per Ordinary Share
Earnings (Loss) Per Ordinary Share
Basic earnings (losses) per share is calculated, in accordance with ASC Topic 260, "Earnings Per Share", by dividing profit or loss attributable to ordinary equity holders of Tower (the numerator) by the weighted average number of ordinary shares outstanding (the denominator) during the reported period. Diluted earnings per share is calculated if relevant, by adjusting profit attributable to ordinary equity holders of Tower, and the weighted average number of ordinary shares taking in effect all potential dilutive ordinary shares.

Comprehensive Income (Loss)
Comprehensive Income (Loss)

In accordance with ASC Topic 220, "Comprehensive Income", comprehensive income (loss) represents the change in shareholders' equity during a reporting period from transactions and other events and circumstances from non-owner sources. It includes all changes in equity during a reporting period except those resulting from investments by owners and distributions to owners. Other comprehensive income (loss) represents gains and losses that are included in comprehensive income but excluded from net income.

Functional Currency and Exchange Rate Losses
Functional Currency and Exchange Rate Losses

The currency of the primary economic environment in which Tower and Jazz conduct their operations is the U.S. dollar ("dollar"). Thus, the dollar is the functional and reporting currency of Tower and Jazz. Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into dollars in accordance with ASC 830-10, "Foreign Currency Matters". All transaction gains and losses from the remeasurement of monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate. The financial statements of TJP, whose functional currency is Japanese Yen have been translated into dollars. TJP's assets and liabilities have been translated using the exchange rates in effect on the balance sheet date. TJP's statement of operations amounts have been translated using the average exchange rate for the period. The resulting translation adjustments are charged or credited to other comprehensive income (loss).

Stock-Based Compensation
Stock-Based Compensation

The Company applies the provisions of ASC Topic 718 Compensation - Stock Compensation, under which employee share-based equity awards are accounted for under the fair value method. Accordingly, stock-based compensation to employees and directors is measured at the grant date, based on the fair value of the award. The Company uses the straight-line attribution method to recognize stock-based compensation costs over the vesting period of the award.

Impairment of Assets
Impairment of Assets

Impairment of Property, Equipment and Intangible Assets

The Company reviews long-lived assets and intangible assets on a periodic basis, as well as when such a review is required based upon relevant circumstances, to determine whether events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable.

The Company recognizes an impairment loss based upon the difference between the carrying amount and the fair value of such assets, in accordance with ASC 360-10, "Property, Plant and Equipment".

Impairment of Goodwill

Goodwill is subject to an impairment test at least on an annual basis or upon the occurrence of certain events or circumstances. Goodwill impairment is assessed based on a comparison of the fair value of the unit, to which the goodwill is ascribed, and the underlying carrying value of its net assets, including goodwill. If the carrying amount of the unit exceeds its fair value, the implied fair value of the goodwill is compared with its carrying amount to measure the amount of impairment loss, if any.
The Company conducted an impairment analysis as of December 31, 2012. The Company used the income approach methodology of valuation that includes discounted cash flows to determine the fair value of the unit. Significant management judgment is required in the forecasts of future operating results used for this methodology. As a result of this analysis, the carrying amount of the net assets, including goodwill were not considered to be impaired and the Company did not recognize any impairment of goodwill for the period ended December 31, 2012.

Derivatives
Derivatives

Tower enters into derivatives from time to time, whether embedded or freestanding, that are denominated in currency other than its functional currency (generally in New Israel Shekels or "NIS"). Instruments settled with Tower's shares that are denominated in a currency other than the Company's functional currency are not eligible to be included in equity.

Classification of liabilities and equity
Classification of liabilities and equity

Tower applies EITF Issue No. 07-5, "Determining Whether an Instrument (or an Embedded Feature) is indexed to an Entity's Own Stock". The consensus is an amendment to ASC 815-40 Contract in Entity's Own Equity. The amendment sets the criteria as to when an instrument that may be settled in the company's shares is also considered indexed to a company's own stock, for the purpose of classification of the instrument as a liability or equity.

Initial Adoption of New Standards
Initial Adoption of New Standards

In the first quarter of 2012, the Company adopted amended standards that increase the prominence of items reported in other comprehensive income. These amended standards eliminate the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity and require that all changes in stockholders' equity - except investments by, and distributions to, owners - be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The adoption of these amended standards did impact the presentation of other comprehensive income, as we have elected to present two separate but consecutive statements, but did not have an impact on our financial position or results of operations.

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs ("ASU 2011-04"). ASU 2011-04 was issued to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between GAAP and International Financial Reporting Standards. ASU 2011-04 clarifies the FASB's intent about the application of existing fair value measurement and disclosure requirements, changes certain fair value measurement principles and enhances fair value disclosure requirements. Effective January 1, 2012, the Company adopted the disclosure provisions included in ASU 2011-04. The adoption of ASU 2011-04 had no impact on our financial position or results of operations.

Reclassification and presentation
Reclassification and presentation

Certain amounts in prior years' financial statements have been reclassified in order to conform to the 2012 presentation.
All amount of shares and other securities convertibles to shares of the Company and per share data in these financial statements have been adjusted to reflect the effect of the reverse stock split completed in August 2012, see Note 17.